UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22299

RENN GLOBAL ENTREPRENEURS FUND, INC.
(Exact name of registrant as specified in charter)

8080 N. Central Expressway, Suite 210, Dallas, TX 75206
(Address of principal executive offices)

Russell Cleveland
8080 N. Central Expressway, Suite 210 LB 59
Dallas, TX 75206
(Name and address of agent for service)

Registrant’s telephone number, including area code: (214) 891-8294

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

RENN Global Entrepreneurs Fund, Inc.
Portfolio of Investments
First Quarter Report
March 31, 2010 (unaudited)

SCHEDULE OF INVESTMENTS
Unaffiliated Investments

Shares or Principal Amount	Company	Cost	Market Value
	CONVERTIBLE BONDS – 13.61% (8)
	Data Processing and Outsourced Services – 3.26%
$569,000	Pipeline Data, Inc. 10% Maturity June 29, 2011	$569,000	$569,000

	Internet Software and Services – 2.00%
500,000	iLinc Communications, Inc. 12% Maturity March 29, 2012	500,000	350,000

	Oil and Gas Exploration and Production - 4.70%
1,000,000	PetroHunter Energy Corporation 8.5% Maturity
	November 5, 2012	1,000,000	820,000

	Semi-Conductor – 3.65%
1,000,000	Dynamic Green Energy Limited 7% Maturity June 10, 2011 (1)	1,000,000	637,535
	Total Unaffiliated Convertible Bonds	$3,069,000	$2,376,535

	COMMON EQUITIES – 75.43% (4) (8)
	Advertising – 2.70%
100,000	SearchMedia Holdings Ltd (4)(7)	780,994	471,000

	Alternative Carriers - 0.58%
462,448	Geos Communications, Inc. (4)	760,952	101,739

	Application Software – 4.17%
228,647	SinoHub, Inc. (4)( (7)	578,180	727,097

	Biotechnology – 4.21%
1,335,714	Hemobiotech (4)	1,360,117	734,643

	Business Process Outsourcing - 0.45%
18,349	Business Process Outsourcing, Ltd. (1) (4)	20,000	79,268

	Communications Equipment – 8.01%
200,000	COGO Group, Inc. (4) (7)	836,019	1,398,000

	Consumer Electronics – 0.91%
166,667	Aurasound, Inc. (4)	1,000,000	158,334

	Consumer Finance – 5.02%
953,333	Global Axcess Corporation (4)	1,261,667	877,066

RENN Global Entrepreneurs Fund, Inc.
Portfolio of Investments
First Quarter Report
March 31, 2010 (unaudited)

SCHEDULE OF INVESTMENTS
Unaffiliated Investments (continued)

Shares or Principal Amount	Company	Cost	Market Value
	COMMON EQUITIES (continued)
	Diversified Commercial and Professional Services – 7.70%
2,687,500	Murdoch Security & Investigations, Inc. (1) (4)	$1,250,000	$1,343,750

	Electronic Equipment and Instruments – 3.86%
58,500	Hollysys Automation Technologies Ltd (4) (7)	498,557	673,920

	Healthcare Equipment – 15.31%
427,500	Bovie Medical Corporation (4)(7)	780,172	2,671,875

	Healthcare Facilities – 4.58%
625,000	PHC, Inc. (4)	642,500	800,000

	Hotels, Resorts and Cruise Lines - 0.69%
100,000	Silverleaf Resorts, Inc. (4)	430,000	121,000

	Industrial Machinery – 5.37%
86,806	Duoyuan Digital Printing Technology (formerly Asian Financial) (4)	333,333	937,505

	Internet Software and Services – 2.42%
900,000	Points International, Ltd. (4)	492,000	423,000

	Oil and Gas Exploration and Production -0.16%
808,445	PetroHunter Energy Corporation (4)	101,056	27,346

	Packaged Food and Meats – 1.82%
53,125	SkyPeople Fruit Juice Inc. New (4)	159,375	318,219

	Paper Products – 5.87%
125,000	Orient Paper Inc. (3) (4)	300,000	1,024,748

	Pharmaceutical -1.60%
24,000	Skystar Bio-Pharmaceutical Company (4)	155,760	278,640
	Total Unaffiliated Common Equities	$11,740,682	$13,167,150

	MISCELLANEOUS SECURITIES – 0.89% (4)(8)
	Industrial Machinery – 0.46%
15,924	Warrants Duoyuan Digital Printing Technology (formerly
	Asian Financial) (4) (9)	0.00	80,257

	Consumer Electronics – 0.43%
166,667	Warrants Aurasound, Inc. (4)(10)	0.00	75,000
	Total Unaffiliated Miscellaneous Securities	0.00	155,257
	TOTAL UNAFFILIATED INVESTMENTS	$14,809,682	$15,698,942

RENN Global Entrepreneurs Fund, Inc.
Portfolio of Investments
First Quarter Report
March 31, 2010 (unaudited)

Based on cost for federal income tax purposes:

Aggregate Gross Unrealized Appreciation of all Unaffiliated Securities	$4,854,382
Aggregate Gross Unrealized Depreciation of all Unaffiliated Securities	($3,965,122)
Net Unrealized Appreciation/Depreciation of all Unaffiliated Securities	$889,260
Aggregate Cost of All Unaffiliated Securities for Income Tax Purposes	$14,809,682

SCHEDULE OF INVESTMENTS
Affiliated Investments

Shares or Principal Amount	Company	Cost	Market Value
	OTHER SECURITIES – 0.70% (4)(8)
	CONVERTIBLE PREFERRED EQUITIES
	Business Process Outsourcing – 0.69%
1,685,887	BPO Management Services, Inc. Preferred B (2)(4)	$2,000,000	$121,384

	Security Systems - 0.005%
93,750	Integrated Security Systems, Inc. Preferred D (2)(4)(13)	75,000	938
	Total Affiliated Other Securities	2,075,000	122,322

	COMMON EQUITIES – 8.78% (4)(8)
	Managed Healthcare – 2.24%
369,436	Access Plans Inc. (2)(4)(5)	2,206,493	391,602

	Security Systems – 6.32%
110,341,991	Integrated Security Systems, Inc. (2) (4)(12)(13)	9,050,220	1,103,418

	Systems Software – 0.22%
38,884,143	CMSF Corp. (formerly CaminoSoft Corp.) (2)(4)(6)(13)	5,649,100	37,681
	Total Affiliated Common Equities	16,905,813	1,532,701

	MISCELLANEOUS SECURITIES – 0.003% (4)(8)
	Managed Healthcare – 0.003%
2,334	Options to buy @ $0.85 Access Plans Inc. (2)(4)(12)	0	469
	Total Affiliated Miscellaneous Securities	0	469

	TOTAL AFFILIATED INVESTMENTS	18,980,813	1,655,492
	TOTAL UNAFFILIATED INVESTMENTS	14,809,682	15,698,942
	TOTAL INVESTMENTS	$33,790,495	17,354,434
	OTHER ASSETS AND LIABILITIES		102,511
	TOTAL NET ASSETS		$17,456,945

RENN Global Entrepreneurs Fund, Inc.
First Quarter Report
March 31, 2010 (unaudited)(continued)

INFORMATION REGARDING AFFILIATED/RESTRICTED SECURITIES (2)

					% of
	Date(s)	Cost at	Cost at	Fair Value	Net
Affiliated /Restricted Security	Acquired	12/31/09	3/31/10	3/31/10	Assets
Access Plans Inc. (2)(4)(5)	8/31/01
Common Equity	to 3/31/10	$2,195,175	$ 2,206,493	$391,602	2.24%
Options to buy @ $0.85 Access Plans Inc. (2)(4)(11)	4/1/09	0	0	469.003
BPO Management Services, Inc.	6/12/07
Preferred B Equity (2)(4)	to 12/31/08	2,000,000	2,000,000	121,384	0.70
Total Affiliated /Restricted Securities		$4,195,175	$4,206,493	$513,455	2.94%

INFORMATION REGARDING CONTROLLED AFFILIATED/RESTRICTED SECURITIES (13)

					% of
	Date(s)	Cost at	Cost at	Fair Value	Net
Controlled Affiliated /Restricted Security (13)	Acquired	12/31/09	3/31/10	3/31/10	Assets
CMSF Corp. (2)(4)(6)(13)	9/23/94
Common Equity	to 3/31/10	$5,646,925	$5,649,100	$37,681	0.22%
Integrated Security Systems, Inc. (2)(4)(13)
Preferred D Equity	10/13/99	75,000	75,000	938	0.005
Integrated Security Systems, Inc. (2)(4)(12) (13)	12/31/96
Common Equity	to 12/31/09	9,050,220	9,050,220	1,103,418	6.32
Total Controlled Affiliated /Restricted Securities		$14,772,145	$14,774,320	$1,142,037	6.54%

(1)	Securities in a privately owned company.
(2)	Affiliated securities due to the Fund’s having a director on issuer’s board and/or number of shares owned by the Fund.
(3)
Orient Paper is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The purchase date, the date the price was agreed on and the right to acquire the securities for a cost of $300,000 was 10-6-2009, on which date the carrying value was 29.1%.  At March 31, 2010 Orient Paper was the only unaffiliated restricted security.  At March 31, 2010 these securities were carried at 100% of the fair value which was $1,024,748, representing 5.87% of net assets.

(4)	Non-Income-Producing.
(5)	Purchased 10,000 shares of Access Plans Inc. common in the open market at a cost of $11,318.
(6)
Purchased 217,464 shares of CMSF common at a cost of $2,175.  Security exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2010 the aggregate value of the restricted securities was $2,954, representing 0.22% of net assets.  These shares were purchased in numerous transactions between April 10, 2009 and March 10, 2010.  These shares have discounts ranging from 0% to 16.3%.

(7)	These securities or a portion of these securities are pledged as collateral against margin loan.
(8)	Percentage is calculated as a percentage of net assets.
(9)	These warrants represent the ability to purchase 15,924 shares of common stock of Duoyuan Digital Printing Technology at $5.76 per share. These warrants expire on 6/30/2013.
(10)	These warrants represent the ability to purchase 166,667 shares of common stock of Aurasound, Inc. at $0.50 per share. These warrants expire on 6/7/2014.
(11)
These options represent the ability to purchase 2,234 shares of common stock of Access Plans Inc. at $0.85 per shares.  These options were issued as compensation to Russell Cleveland for service as a Director of Access Plans Inc., Mr. Cleveland has assigned the options to RENN Global Entrepreneurs Fund, Inc. and disclaims any beneficial ownership.  These options expire 3 months after Mr. Cleveland’s resignation from the Board of Directors of Access Plans Inc.

(12)
Integrated Security Systems, Inc. issued 150,000 shares of common stock as payment in kind for compensation of $3,375 to Russell Cleveland for service as a Director of Integrated Security Systems, Inc. Mr. Cleveland has assigned the shares to RENN Global Entrepreneurs Fund, Inc. and disclaims any beneficial ownership.  These securities are exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2010 the aggregate value of these restricted securities was $1,500, representing 0.008% of net assets.

(13)	Controlled due to the number of shares owned by the Fund.

FINANCIAL ACCOUNTING STANDARDS NO. 157

March 31, 2010 (unaudited)

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective  August 1, 2008.  In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also established a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an assets or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.  Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1	-quoted prices in active markets for identical investments
Level 2	-other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3	-significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table shows a summary of investments measured at fair value on a recurring basis classified under the appropriate level of fair value hierarchy as of March 31, 2010:

March 31, 2010
Quoted Prices in Active Markets for
Identical Assets (Level 1)	$ 11,083,639

Significant Other Observable Inputs (Level 2)	$ 3,931,411

Significant Unobservable Inputs (Level 3)	$ 2,339,384

Total Investments	$ 17,354,434

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Level 3
Beginning balance – December 31, 2009	$ 1,872,007
Market Action/Additional Purchase	$ 467,377
Ending Balance – March 31, 2010	$ 2,339,384

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30-13(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
1 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
1 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  RENN Global Entrepreneurs Fund, Inc.

By:	/s/ Russell Cleveland
Russell Cleveland
Chief Executive Officer and President
Date:	May 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Russell Cleveland
Russell Cleveland
Chief Executive Officer and President
Date:	May 20, 2010

By:	/s/ Barbe Butschek
Barbe Butschek
Chief Financial Officer
Date:	May 20, 2010